Allowance for Finance Receivable Losses -- By Type and Impairment Method (Details) (10-Q) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	$ 575,000,000	$ 525,000,000	$ 135,000,000
Purchased credit impaired finance receivables	37,000,000	12,000,000	5,000,000
TDR finance receivables	60,000,000	55,000,000
Total	672,000,000	587,000,000	176,000,000	$ 608,000,000	$ 199,000,000	$ 186,000,000	$ 333,000,000	$ 183,000,000
Finance receivables:
Collectively evaluated for impairment	13,272,000,000	14,349,000,000	5,976,000,000
TDR finance receivables	165,000,000	166,000,000	137,000,000
Net finance receivables	$ 13,870,000,000	$ 154,000,000	$ 6,483,000,000
Allowance for finance receivable losses as a percentage of finance receivables	4.85%	3.81%	2.71%
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		$ 7,000,000	$ 5,000,000
Finance receivables:
Net finance receivables	$ 433,000,000	875,000,000	370,000,000
Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	574,000,000	524,000,000
Purchased credit impaired finance receivables	29,000,000	0
TDR finance receivables	49,000,000	17,000,000
Total	652,000,000	541,000,000	132,000,000	587,000,000	153,000,000	141,000,000
Finance receivables:
Collectively evaluated for impairment	13,130,000,000	12,599,000,000
TDR finance receivables	117,000,000	44,000,000
Net finance receivables	$ 13,656,000,000	$ 13,295,000,000
Allowance for finance receivable losses as a percentage of finance receivables	4.77%	4.07%
Consumer Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Finance receivables:
Net finance receivables	$ 409,000,000	$ 652,000,000
Real Estate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	0	0
Purchased credit impaired finance receivables	8,000,000	12,000,000
TDR finance receivables	11,000,000	34,000,000
Total	19,000,000	46,000,000	46,000,000	20,000,000	41,000,000	41,000,000
Finance receivables:
Collectively evaluated for impairment	129,000,000	387,000,000
TDR finance receivables	48,000,000	109,000,000
Net finance receivables	$ 201,000,000	$ 538,000,000
Allowance for finance receivable losses as a percentage of finance receivables	9.96%	8.72%
Real Estate Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Finance receivables:
Net finance receivables	$ 24,000,000	$ 42,000,000
Spring Castle Portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	0	0
Purchased credit impaired finance receivables	0	0
TDR finance receivables	0	4,000,000
Total	0	4,000,000	3,000,000	0	4,000,000	3,000,000
Finance receivables:
Collectively evaluated for impairment	0	1,340,000,000
TDR finance receivables		13,000,000
Net finance receivables	$ 0	$ 1,703,000,000
Allowance for finance receivable losses as a percentage of finance receivables	0.00%	0.25%
Spring Castle Portfolio [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Finance receivables:
Net finance receivables	$ 0	$ 350,000,000
Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	1,000,000	1,000,000
Purchased credit impaired finance receivables	0	0
TDR finance receivables	0	0
Total	1,000,000	1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Finance receivables:
Collectively evaluated for impairment	13,000,000	23,000,000
TDR finance receivables	0	0
Net finance receivables	$ 13,000,000	$ 23,000,000
Allowance for finance receivable losses as a percentage of finance receivables	3.55%	3.46%
Credit Card Receivable [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Finance receivables:
Net finance receivables	$ 0	$ 0